15. SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 15 - SUBSEQUENT EVENT

14.  SUBSEQUENT EVENTS

On April 1, 2013, the Company entered into a securities purchase agreement with Asher Enterprises Inc. (“Asher”), pursuant to which the Company sold to Asher a $53,000 face value 8% convertible note (“Asher Note”) with a maturity date of January 1, 2014. Interest accrues daily on the outstanding principal amount of the Asher Note at a rate per annual equal to 8% on the basis of a 365-day year. The Asher Note is convertible, in whole or in part, into common stock beginning six months after the issue date, at the holder’s option, at a 40% discount to the average of the five lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Asher Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 130% if prepaid during the period commencing on the issue date through 60 days thereafter, (ii) 135% if prepaid 61 days following the closing through 90 days following the issue date, (iii) 140% if prepaid 91 days following the closing through 120 days following the issue date, (iv) 150% if prepaid 121 days following the issue date through 180 days following the issue date, and (v) 175% if prepaid 181 days following the issue date through the  maturity date. In the event of default, the amount of principal and interest not paid when due bear default interest at the rate of 22% per annum and the Asher Note becomes immediately due and payable. Should that occur the Company is liable to pay the holder 150% of the then outstanding principal and interest. Asher does not have the right to convert the Asher Note, to the extent that Asher and its affiliates would beneficially own in excess of 4.99% of the Company’s outstanding common stock. The Company paid Asher $3,000 for its legal fees and expenses, and paid a 3rd party broker a $5,000 commission on the net amount received from Asher.

On April 2, 2013, the Company entered into a securities purchase agreement with GCA Strategic Investment Fund Limited (“Global”), pursuant to which the Company sold to Global a $235,000 face value, non-interest bearing convertible bridge note (“Global Note”) with a maturity date of September 20, 2013. The Global Note is convertible, in whole or in part, into common stock at any time after the issuance date, at the holder’s option, at a conversion price equal to the lesser of (i) 100% of the volume weighted average sales prices (“VWAP”), as reported by Bloomberg LP for the five (5) trading days immediately preceding the closing, and (ii) 70% of the average daily VWAPs for the common stock on the trading market during the ten (10) consecutive trading days immediately preceding the applicable conversion date. Global may not convert more than 33 1/3% of the initial principal amount into shares of common stock at a price below $0.08 during any calendar month. In the event the Company elects to prepay the Global Note in full or in part, the Company is required to pay principal, interest and any other amounts owing multiplied by 130%. The Global Note also contains a mandatory partial prepayment requirement should the Company obtain certain future net financings in excess of $300,000, and under other conditions. In connection with the Global securities purchase agreement, the Company agreed to prepare and file on or before the 30th day following the date of the securities purchase agreement a registration statement on form S-1 or otherwise covering the resale of the conversion shares  under the Global Note. Subject to the limitations imposed by the SEC in accordance with Rule 415, Global shall have the right to sell the conversion shares under the registration statement. The Global Note contains certain penalties and liquidated damages provisions if the registration statement is filed by the Filing Date or not declared effective by the SEC within 90 days of the filing date. Global does not have the right to convert the note, to the extent that Global and its affiliates would beneficially own in excess of 9.99% of the Company’s outstanding common stock. The Company paid Global $15,000 for its legal fees and expenses. The Company also paid a 3rd party broker a $20,000 commission on the net amount received from Global and 53,333 shares of restricted common stock based on 4% of the net amount received calculated at $0.15 per share.

In connection with the Global securities purchase agreement, the Company agreed with Ascendiant Capital Partners, LLC  to amend the first amended and restated securities purchase agreement between Ascendiant and the Company, to include the conversion shares underlying the Global note in the registration statement currently being pursued by the Company. The parties have agreed to increase the number of initial commitment fee shares set forth in Section 4.16 of the Ascendiant securities purchase agreement to 2,000,000 shares of the Company’s common stock.

Contemporaneous with these financings, the Company called 51% of the previous 5% debentures issued to two separate parties on October 18, 2012, by fully retiring one debenture, and partially calling the other.  The Company remitted on 10 business days’ notice the total amount of $122,980, representing principal and interest on these debentures to April 17, 2013.

On April 16, 2013 the Company announced that through a binding letter of intent (“LOI”) the Company has agreed to purchase the Sunrise Iron Mining Complex from New Sunrise, LLC, for a price of $12 million. Sunrise is an iron project located in Platte County, Wyoming, consisting of fee land and patented mining claims aggregating approximately 1400 acres.

The LOI provides that Titan will pay New Sunrise a non-refundable deposit of $25,000, and Titan shall have 180 days to conduct due diligence investigations of the property. The parties shall enter into a formal Purchase Agreement and Closing shall occur no later than 60 days after the end of the due diligence period. Closing is subject to financing and other customary conditions.

On January 9, 2013, the Company  entered into an amendment to the Securities Purchase Agreement with Ascendiant Capital Partners, LLC ("Ascendiant") amending the Securities Purchase Agreement dated October 18, 2012 with Ascendiant to modify the date of the issuance of and the price for the third payment of shares of our common stock (the "Commitment Shares") to be issued to Ascendiant in consideration for agreeing to the terms of the Securities Purchase Agreement dated October 18, 2012.

Pursuant to the this amendment to the Securities Purchase Agreement, the parties amended the price of the third payment of the Commitment Shares to $0.175 from 95% of the daily volume weighted average price of our common stock during the ten trading days prior to the issuance of these Commitment Shares. Accordingly, the Company agreed that the number of the Commitment Shares to be issued as the third payment was 818,930 shares and issued these shares on January 10, 2013.

On February 19, 2013, the Company entered into a First Amended and Restated Securities Purchase Agreement (the "Amended Equity Line of Credit Agreement") with Ascendiant Capital Partners, LLC ("Ascendiant") whereby the parties amended the Securities Purchase Agreement dated October 18, 2012, as amended on January 9, 2013 (the "Original Equity Line of Credit Agreement") with Ascendiant:

The Amended Equity Line of Credit Agreement made, among other things, the following changes to the Original Equity Line of Credit Agreement:

1. The purchase price of the shares of our common stock to be sold to Ascendiant is no longer based on the pricing period following the date of a draw down notice. Instead, it is to be the lesser of (i) 75% of the volume weighted average price on the date of delivery of the draw down notice and (ii) 75% of the closing price of the last transaction on the date of delivery of the draw down notice as long as such price is within the bid and offer at the close (if such transaction is not within the bid and offer at the close, then the next most recent transaction will be selected until one is located that is within the bid and offer at close);

2. The maximum dollar amount as to each draw down is to be equal to (i) 20% of the average daily trading volume during the 7 trading days immediately prior to the date of the draw down notice, eliminating the 2 days with the greatest trading volume and the 2 days with the least trading volume, multiplied by (ii) the volume weighted average price on the trading day immediately prior to the date of the draw down notice; provided, however, no draw down can exceed $25,000. Only one draw down will be allowed on each trading day; and

3. The draw down notices can be given, beginning on the 20th trading day following the effective date of the initial registration statement to be filed pursuant to the First Amended and Restated Registration Rights Agreement dated February 19, 2013 with Ascendiant and every regular, full  (non-holiday) trading day thereafter for a period of 36 months. The threshold price for exercising the draw downs was increased to $0.0375 from $0.01.